Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 02, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consisted of the following:

(In millions)	January 2, 2016	January 3, 2015
Land	$4.1	$4.1
Buildings and improvements	105.6	114.3
Machinery and equipment	211.7	194.9
Software	110.1	102.0
Gross cost	431.5	415.3
Less: accumulated depreciation	299.9	278.5
Property, plant and equipment, net	$131.6	$136.8

Future Minimum Rental Payments for Operating Leases
Minimum rental payments due under all non-cancelable operating leases for the fiscal years subsequent to January 2, 2016 are as follows:

(In millions)	2016	2017	2018	2019	2020	Thereafter
Minimum rental payments	$53.6	$45.2	$39.1	$34.6	$31.2	$128.5